Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010
Net income (loss) from discontinued operations	$ (0.4)	$ 13.8	$ 33.1	$ 28.6
Successor [Member]
Product revenues, net	26.3	1,206.5
Service revenues, net	5.1	208.7
Total net revenues	31.4	1,415.2
Cost of products sold	21.5	774.5
Cost of services provided	4.6	157.3
Total cost of revenues	26.1	931.8
Gross profit	5.3	483.4
Selling, general and administrative expenses	7.4	285.8
Revaluation of contingent consideration	0	0
Asset impairment charges	0	1.6
Restructuring costs	0	18.5
Operating income (loss)	(2.1)	177.5
Interest income	0	0.9
Interest expense	(6.6)	(221.6)
Loss on early extinguishment of debt	(0.1)	(34.2)
Loss from equity method investment	0	(0.1)
Other (expense) income, net	0	(0.2)
(Loss) income from continuing operations before income taxes	(8.8)	(77.7)
(Benefit) provision for income taxes on continuing operations	(3.3)	(28.9)
Net (loss) income from continuing operations	(5.5)	(48.8)
Net income (loss) from discontinued operations	(0.4)	13.8
Net (loss) income	(5.9)	(35.0)
Predecessor [Member]
Product revenues, net			1,203.8	1,272.8
Service revenues, net			102.7	115.7
Total net revenues			1,306.5	1,388.5
Cost of products sold			752.2	766.1
Cost of services provided			63.5	70.7
Total cost of revenues			815.7	836.8
Gross profit			490.8	551.7
Selling, general and administrative expenses			283.8	280.1
Revaluation of contingent consideration			(23.6)	0.3
Asset impairment charges			111.6	3.7
Restructuring costs			12.2	19.5
Operating income (loss)			106.8	248.1
Interest income			0.4	0.7
Interest expense			(104.8)	(115.5)
Loss on early extinguishment of debt			0	0
Loss from equity method investment			0	0
Other (expense) income, net			13.2	0.1
(Loss) income from continuing operations before income taxes			15.6	133.4
(Benefit) provision for income taxes on continuing operations			19.5	47.8
Net (loss) income from continuing operations			(3.9)	85.6
Net income (loss) from discontinued operations			33.1	28.6
Net (loss) income			$ 29.2	$ 114.2